GOODWILL - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Cash generating units assumptions forecasting period	5 years
Goodwill
Disclosure of information for cash-generating units [line items]
Impairment	$ 793	$ 605
Healthcare services | Goodwill
Disclosure of information for cash-generating units [line items]
Impairment	$ 661	$ 599
Minimum | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	4.60%	4.30%
Discount rate applied to cash flow projections	8.70%	8.40%
Perpetuity growth rate applied to cash flow projections	0.80%	0.80%
Maximum | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	12.10%	16.20%
Discount rate applied to cash flow projections	11.90%	16.70%
Perpetuity growth rate applied to cash flow projections	3.00%	11.50%